UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

Investment Company

Investment Company Act file number: 811-08879

SUN CAPITAL ADVISERS TRUST

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(Exact name of registrant as specified in charter)

One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481

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(Address of principal executive office) (Zip Code)

James M.A. Anderson

Sun Capital Advisers Trust

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

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(Name and address of agent for service)

Registrant's Telephone Number, including Area Code: (781) 237-6030

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Date of fiscal year-end : 12/31

Date of reporting period: 07/01/2004 - 08/06/2004*

*Date of liquidation for the following series of Sun Capital Advisers Trust: SC Alger Growth Fund, SC Alger Income and Growth Fund, SC Alger Small Capitalization Fund, SC Davis Financial Fund, SC Neuberger Berman Mid Cap Growth Fund, SC Neuberger Berman Mid Cap Value Fund, SC Value Equity Fund, SC Value Managed Fund, SC Value Mid Cap Fund, SC Investors Foundation Fund and SC Select Equity Fund.

Item 1. Proxy Voting Record

Listed below is the Proxy Voting Record for each series of Sun Capital Advisers Trust listed above which was liquidated on August 6, 2004

1.A. SC Alger Growth Fund
Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

08/26/04 - A	Medtronic, Inc. *MDT*		585055106		07/02/04		3,800
	1	Elect Directors	For	For			Mgmt
	1.1	Elect Director William R. Brody, M.D., Ph.D. --- For
	1.2	Elect Director Arthur D. Collins, Jr. --- For
	1.3	Elect Director Antonio M. Gotto, Jr., M.D., D. Phil. --- For
	2	Ratify Auditors	For	For			Mgmt
	3	Charitable Contributions	Against	Against			ShrHoldr

ISS generally believes that charitable contributions are beneficial to the company when they are donated in good faith and in the absence of gross negligence or self-dealing of management. These contributions assist in worthwhile causes and can help generate goodwill within the community. The Medtronic Foundation engages and donates to causes that management believes are beneficial to the communities in which the company operates and in the best interests of the company. Therefore, lacking evidence to the contrary, we believe that continuing these charitable contributions is in the best interests of the shareholders.

08/25/04 - A	Veritas Software Corp. *VRTS*		923436109		06/28/04		5,250
	1	Elect Directors	For	For			Mgmt
	1.1	Elect Director Michael Brown --- For
We recommend a vote FOR the directors.
	1.2	Elect Director Kurt J. Lauk --- For
	1.3	Elect Director Fred van den Bosch --- For
	2	Amend Stock Option Plan	For	For			Mgmt
V. Vote Recommendation The total cost of the company's plans of 8.12 percent is within the allowable cap for this company of 12.65 percent. Additionally, this plan expressly forbids repricing.
	3	Ratify Auditors	For	For			Mgmt

1.B. SC Alger Income and Growth Fund

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

07/06/04 - A	Mandalay Resort Group *MBG*	562567107			05/10/04	3,300
	1	Elect Directors	For	For		Mgmt
	2	Ratify Auditors	For	For		Mgmt

1.C. SC Alger Small Capitalization Fund
Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

08/03/04 - A	Alliant Techsystems Inc. *ATK*		018804104		06/07/04		1,310
	1	Elect Directors	For	For			Mgmt
	1.1	Elect Director Frances D. Cook --- For
We recommend a vote FOR the directors.
	1.2	Elect Director Gilbert F. Decker --- For
	1.3	Elect Director Ronald R. Fogleman --- For
	1.4	Elect Director Jonathan G. Guss --- For
	1.5	Elect Director David E. Jeremiah --- For
	1.6	Elect Director Roman Martinez Iv --- For
	1.7	Elect Director Paul David Miller --- For
	1.8	Elect Director Daniel J. Murphy, Jr. --- For
	1.9	Elect Director Robert W. Riscassi --- For
	1.10	Elect Director Michael T. Smith --- For
	1.11	Elect Director William G. Van Dyke --- For
	2	Ratify Auditors	For	For			Mgmt
	3	Report on the Weaponization of Space	Against	Against			ShrHoldr

In view of the fact that the company already complies with government controls and disclosure requirements for space-based weapons contracts, that the company provides disclosure in its SEC filings and on its website, and that disclosure of sensitive and confidential information could put the company at a competitive disadvantage, we do not believe that this proposal is in the best economic interests of shareholders.

07/01/04 - A	Cost Plus, Inc. *CPWM*		221485105		05/07/04		2,000
	1	Elect Directors	For	For			Mgmt
	2	Approve Omnibus Stock Plan	For	For			Mgmt
V. Vote Recommendation The total cost of the company's plans of 8.97 percent is within the allowable cap for this company of 13.24 percent. Additionally, this plan expressly forbids repricing.
	3	Amend Non-Employee Director Stock Option Plan	For	For			Mgmt
VI. Vote Recommendation The total cost of the company's plans of 5.7 percent is within the allowable cap for this company of 13.24 percent.
	4	Ratify Auditors	For	For			Mgmt

1.D. SC Davis Financial Fund

NO SHAREHOLDER MEETINGS WERE HELD DURING THE REPORTING PERIOD, CONSEQUENTLY, NO VOTES OCCURRED DURING THIS PERIOD.

1.E. SC Neuberger Berman Mid Cap Growth Fund

07/06/04 - A	Mandalay Resort Group *MBG*		562567107		05/10/04	2,500
	1	Elect Directors	For	For		Mgmt
	2	Ratify Auditors	For	For		Mgmt

07/15/04 - A	Centex Corp. *CTX*		152312104		05/27/04	1,500
	1	Elect Directors	For	For		Mgmt
	2	Ratify Auditors	For	For		Mgmt

07/28/04 - A	Corporate Executive Board Co. (The) *EXBD*		21988R102		06/23/04	2,500
	1	Elect Directors	For	For		Mgmt
	2	Approve Omnibus Stock Plan	For	For		Mgmt

                                                    V. Vote Recommendation        The total cost of the company's plans of 11.21 percent is within the allowable cap for this company of 12.05 percent. Additionally, this plan expressly forbids repricing.        The aggregate number of awards granted to the company's named officers in 2003 represents 26.04 percent of the total awards granted in that year.

	3	Ratify Auditors	For	For		Mgmt

07/29/04 - A	Electronic Arts, Inc. *ERTS*		285512109		06/08/04	1,500
	1	Elect Directors	For	For		Mgmt
	2	Amend Omnibus Stock Plan	For	For		Mgmt
V. Vote Recommendation The total cost of the company's plans of 11.86 percent is within the allowable cap for this company of 12.70 percent. Additionally, this plan expressly forbids repricing.
	3	Amend Employee Stock Purchase Plan	For	For		Mgmt

ISS approves of this item because the plan complies with Section 423 of the Internal Revenue Code, the number of shares being added is relatively conservative, the offering period is reasonable, and there are limitations on participation.

	4	Amend Articles to Consolidate Common Stock	For	For		Mgmt

Given the fact that the company ceased operating EA.com as a separate business unit and integrated its online games business into its overall software business, we believe that the elimination of the Class B common stock, which was intended to track the performance of the company's online games division, is appropriate.

	5	Increase Authorized Common Stock	For	For		Mgmt
The requested increase of 600,000,000 shares is below the allowable threshold of 820,000,000 shares.
	6	Ratify Auditors	For	For		Mgmt

08/02/04 - A	Fisher Scientific International Inc. *FSH*		338032204		05/14/04	600
	1	Issue Shares in Connection with an Acquisition	For	For		Mgmt

Conclusion: At the core of this transaction is the strategic overlap between the companies, and the potential for enhanced growth, product development and cost efficiencies as a combined company. Given the strategic rationale, the fair value and the favorable market reaction, we would recommend voting in favor of this transaction.

	2	Elect Directors	For	For		Mgmt
	2.1	Elect Director Michael D. Dingman --- For
	2.2	Elect Director Charles A. Sanders M.D. --- For
	3	Ratify Auditors	For	For		Mgmt
	4	Adjourn Meeting	For	Against		Mgmt

Conclusion        In this case, shareholders already have enough information to make their vote decisions. Once their votes have been cast, there is no justification for spending more money to continue pressing shareholders for more votes.

1.F. SC Neuberger Berman Mid Cap Value Fund

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

07/07/04 - A	Oxford Health Plans, Inc.		691471106		06/11/04		1,900
	1	Approve Merger Agreement	For	For			Mgmt
Conclusion: Based on the market premium, the fairness opinion, and the potential strategic synergies, we believe the merger agreement warrants shareholder support.
	2	Adjourn Meeting	For	Against			Mgmt

In this case, shareholders already have enough information to make their vote decisions. Once their votes have been cast, there is no justification for spending more money to continue pressing shareholders for more votes.

07/20/04 - A	Constellation Brands, Inc. *STZ.B*		21036P108		05/24/04		8,400
	1	Elect Directors	For	Withhold			Mgmt
	1.1	Elect Director George Bresler --- Withhold

We recommend shareholders WITHHOLD votes from all of the nominees. We recommend shareholders WITHHOLD votes from James A. Locke III and George Bresler for standing as affiliated outsiders on the Nominating Committee and for failure to establish a majority independent board, from Audit Committee members Paul L. Smith, Thomas C. Mcdermott, and Jeananne K. Hauswald for paying excessive non-audit fees, and from insiders Richard Sands and Robert Sands.

	1.2	Elect Director Jeananne K. Hauswald --- Withhold
	1.3	Elect Director James A. Locke III --- Withhold
	1.4	Elect Director Richard Sands --- Withhold
	1.5	Elect Director Robert Sands --- Withhold
	1.6	Elect Director Thomas C. Mcdermott --- Withhold
	1.7	Elect Director Paul L. Smith --- Withhold
	2	Ratify Auditors	For	Against			Mgmt
	3	Amend Omnibus Stock Plan	For	Against			Mgmt
V. Vote Recommendation The total cost of the company's plans of 18.93 percent is above the allowable cap for this company of 9.93 percent.

1.G. SC Value Equity Fund

Account Name: Sun Capital Value Equity Fund (Closed) Bank Name: State Street Bank & Trust

Account ID: 140706 Bank ID: S3X1 (N)

Dell Inc DELL 24702R101 7/16/2004 7,900

United States Annual

MGMT Vote

+ FOR 1.01 Elect Donald J. Carty

+ FOR 1.02 Elect Michael S. Dell

+ FOR 1.03 Elect William H. Gray III

+ FOR 1.04 Elect Judy C. Lewent

+ FOR 1.05 Elect Thomas W. Luce III

+ FOR 1.06 Elect Klaus S. Luft

+ FOR 1.07 Elect Alex J. Mandl

+ FOR 1.08 Elect Michael A. Miles

+ FOR 1.09 Elect Samuel A. Nunn Jr.

+ FOR 1.10 Elect Kevin B. Rollins

+ FOR 2.00 Ratify Selection of Auditors

- AGAINST 3.00 SP-Expense Stock Options

Report Parameters: Mtg dates between 07/01/2004 and 08/06/2004 Specific Accounts. Where Ballot has been voted. All Issues. All Votes.

Shares held. [ ] Shares on loan. With Guidelines. Sorted by: Account Name and Company Name.

1.H. SC Value Managed Fund

Account Name: Sun Capital Value Managed Fund (Closed) Bank Name: State Street Bank & Trust

Account ID: 140703 Bank ID: S3X4 (N)

Dell Inc DELL 24702R101 7/16/2004 4,900

United States Annual

MGMT Vote

+ FOR 1.01 Elect Donald J. Carty

+ FOR 1.02 Elect Michael S. Dell

+ FOR 1.03 Elect William H. Gray III

+ FOR 1.04 Elect Judy C. Lewent

+ FOR 1.05 Elect Thomas W. Luce III

+ FOR 1.06 Elect Klaus S. Luft

+ FOR 1.07 Elect Alex J. Mandl

+ FOR 1.08 Elect Michael A. Miles

+ FOR 1.09 Elect Samuel A. Nunn Jr.

+ FOR 1.10 Elect Kevin B. Rollins

+ FOR 2.00 Ratify Selection of Auditors

- AGAINST 3.00 SP-Expense Stock Options

1.I. SC Value Mid Cap Fund

Account Name: Sun Capital Value Mid Cap Fund (Closed) Bank Name: State Street Bank & Trust

Account ID: 140705 Bank ID: S3X2 (N)

Alliant Techsystems Inc ATK 018804104 8/3/2004 13,100

United States Annual

MGMT Vote

+ FOR 1.01 Elect Frances D. Cook

+ FOR 1.02 Elect Gilbert F. Decker

+ FOR 1.03 Elect Ronald R. Fogleman

+ FOR 1.04 Elect Jonathan G. Guss

+ FOR 1.05 Elect David E. Jeremiah

+ FOR 1.06 Elect Roman Martinez IV

+ FOR 1.07 Elect Paul D. Miller

+ FOR 1.08 Elect Daniel J. Murphy Jr.

+ FOR 1.09 Elect Robert W. RisCassi

+ FOR 1.10 Elect Michael T. Smith

+ FOR 1.11 Elect William G. Van Dyke

+ FOR 2.00 Ratify Selection of Auditors

- AGAINST 3.00 SP-Review Space Weapons

1.J. SC Investors Foundation Fund

Item 1. Proxy Voting Record

ISSUER NAME TICKER CUSIP MTG DATE MTG TYPE

Proposal Type Voted? Vote For/Agnst Mgmt

Dell Inc DELL 24702R101 7/16/04 Annual

1.01 Elect Donald J. Carty MGMT YES FOR FOR

1.02 Elect Michael S. Dell MGMT YES FOR FOR

1.03 Elect William H. Gray III MGMT YES FOR FOR

1.04 Elect Judy C. Lewent MGMT YES FOR FOR

1.05 Elect Thomas W. Luce III MGMT YES FOR FOR

1.06 Elect Klaus S. Luft MGMT YES FOR FOR

1.07 Elect Alex J. Mandl MGMT YES FOR FOR

1.08 Elect Michael A. Miles MGMT YES FOR FOR

1.09 Elect Samuel A. Nunn Jr. MGMT YES FOR FOR

1.10 Elect Kevin B. Rollins MGMT YES FOR FOR

2.00 Ratify Selection of Auditors MGMT YES FOR FOR

3.00 Expense Stock Options SHLDR YES FOR AGNST

McKesson Corp MCK 58155Q103 7/28/04 Annual

1.01 Elect John H. Hammergren MGMT YES FOR FOR

1.02 Elect Robert W. Matschullat MGMT YES FOR FOR

1.03 Elect M. Christine Jacobs MGMT YES FOR FOR

2.00 Ratify Selection of Auditors MGMT YES FOR FOR

St. Paul Travelers Companies STA 792860108 7/28/04 Annual

1.01 Elect Howard P. Berkowitz MGMT YES FOR FOR

1.02 Elect Kenneth J. Bialkin MGMT YES FOR FOR

1.03 Elect Carolyn H. Byrd MGMT YES FOR FOR

1.04 Elect John H. Dasburg MGMT YES FOR FOR

1.05 Elect Leslie B. Disharoon MGMT YES FOR FOR

1.06 Elect Janet M. Dolan MGMT YES FOR FOR

1.07 Elect Kenneth M. Duberstein MGMT YES FOR FOR

1.08 Elect Jay S. Fishman MGMT YES FOR FOR

1.09 Elect Lawrence G. Graev MGMT YES FOR FOR

1.10 Elect Meryl D. Hartzband MGMT YES FOR FOR

1.11 Elect Thomas R. Hodgson MGMT YES FOR FOR

1.12 Elect William H. Kling MGMT YES FOR FOR

1.13 Elect James A. Lawrence MGMT YES FOR FOR

1.14 Elect Robert I. Lipp MGMT YES FOR FOR

1.15 Elect Blythe J. McGarvie MGMT YES FOR FOR

1.16 Elect Glen D. Nelson MGMT YES FOR FOR

1.17 Elect Clarence Otis Jr. MGMT YES FOR FOR

1.18 Elect Jeffrey M. Peek MGMT YES FOR FOR

1.19 Elect Nancy A. Roseman MGMT YES FOR FOR

1.20 Elect Charles W. Scharf MGMT YES FOR FOR

1.21 Elect Gordon M. Sprenger MGMT YES FOR FOR

1.22 Elect Frank J. Tasco MGMT YES FOR FOR

1.23 Elect Laurie J. Thomsen MGMT YES FOR FOR

2.00 Ratify Selection of Auditors MGMT YES FOR FOR

3.00 Adopt Stock Option Plan MGMT YES FOR FOR

Xilinx Inc XLNX 983919101 8/5/04 Annual

1.01 Elect Willem P. Roelandts MGMT YES FOR FOR

1.02 Elect John L. Doyle MGMT YES FOR FOR

1.03 Elect Jerald G. Fishman MGMT YES FOR FOR

1.04 Elect Philip T. Gianos MGMT YES FOR FOR

1.05 Elect William G. Howard Jr. MGMT YES FOR FOR

1.06 Elect Harold E. Hughes, Jr. MGMT YES FOR FOR

1.07 Elect Richard W. Sevcik MGMT YES FOR FOR

1.08 Elect Elizabeth Vanderslice MGMT YES FOR FOR

2.00 Ratify Selection of Auditors MGMT YES FOR FOR

1.K. SC Select Equity Fund

NO SHAREHOLDER MEETINGS WERE HELD DURING THE REPORTING PERIOD, CONSEQUENTLY, NO VOTES OCCURRED DURING THIS PERIOD.

NOTE: Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management 's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no

recommendation.

Where management has made no recommendation on a ballot item, the abbreviation N/A is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SUN CAPITAL ADVISERS TRUST

By: /s/ MAURA A. MURPHY

Name: Maura A. Murphy

Title: Secretary

Date: November 21, 2004